SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Schedule of supplemental disclosure of cash flow information
During 2010, IAC received a dividend of $11.4 million from Meetic, which the Company deemed to be a partial return of its investment. Accordingly, the dividend is reflected as a cash inflow from an investing activity in the accompanying consolidated statement of cash flows.

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Cash paid (received) during the year for:
Interest	$5,214	$5,128	$5,113
Income tax payments	43,316	42,094	19,311
Income tax refunds	(8,187)	(3,609)	(72,198)